Property, plant and equipment - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Depreciation, property, plant and equipment
Depreciation, property, plant and equipment	R$ 22,383	R$ 20,481
Impairment loss, property, plant and equipment	8,399,000
Total
Depreciation, property, plant and equipment
Impairment loss, property, plant and equipment	R$ 2,324,000